Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Stockholders' Equity (Deficit)
7.	Stockholders’ Equity (Deficit)

Preferred Stock

The Company is authorized to issue up to 10,000,000 shares of $0.00001 par value preferred stock, with no shares outstanding as of December 31, 2015 and 2014. The Board of Directors is authorized to designate the terms and conditions of any preferred stock the company issues without further action by the common stockholders.

Common Stock

The Company is authorized to issue up to 300,000,000 shares of common stock, $0.00001 par value per share. On September 26, 2012, the Company issued 4,750,000 shares of common stock to its founders for the contribution of certain intellectual property and assets having a deemed fair value of $0.01 per share. The shares of common stock issued to the founders are subject to a repurchase feature whereby the Company can repurchase the stock if the applicable founder’s arrangements with the Company are terminated. The repurchase feature lapses over time and the repurchase option immediately ceases upon the occurrence of certain triggering events. The related expense is being charged over the requisite service period. At December 31, 2015, none of these shares were subject to the repurchase option. See below regarding the repurchase of certain of these shares.

During fiscal year 2013, the Company sold an additional 700,000 shares of its common stock to consultants. The purchase price of the shares of common stock was $0.01, which approximated fair value. The Company received a total of $7 in cash and $6,993 in notes receivable as consideration for the issuance of the 700,000 shares of common stock. The shares of common stock were subject to repurchase features whereby the Company can repurchase the shares from the consultants if their arrangements with the Company are terminated. The repurchase features lapse over time. In June 2013, the Company exercised its right to repurchase 250,000 shares of its common stock issued earlier in 2013 in connection with the termination of one of the consulting arrangements. The Company paid $3 in cash to refund the cash contributed by the consultant and eliminated the $2,497 note receivable issued by the consultant to the Company. In March 2014, the Company terminated another one of the consulting agreements. In conjunction with the termination of the consulting agreement, the Company exercised its right to repurchase 200,000 shares by repaying the $2 in cash contributed by the consultant and eliminating the $1,998 note receivable issued by the consultant to the Company. In May 2014, the Company forgave the remaining notes receivable balance of $2,581, which included $2,498 of principal and $83 of interest from one of its consultants in consideration for services rendered by the consultant. At December 31, 2015, there was $290 of total unrecognized compensation costs related to these shares, which are expected to be recognized over a weighted-average period of 1.25 years. During the year ended December 31, 2015, the Company recorded stock-based compensation of $145 related to these share issuances.

In connection with the preparation of the financial statements necessary for inclusion in a registration statement, in May 2014 the Company reassessed the estimated fair value of its common stock for financial reporting purposes. The Company reassessed the estimated fair value of its common stock for each quarterly period from its inception on September 24, 2012 through December 31, 2013. Valuation analyses were performed as of September 26, 2012, April 15, 2013 and July 15, 2013 (the respective dates of stock activity noted above). The Company concluded that its shares of common stock as of each such date had a fair value less than or equal to the then estimated fair value of common stock at the date of issuance. Therefore, no additional stock expense was required to be expensed by the Company.

In February 2014, the Company entered into a stock purchase agreement with one of its founders. The agreement provides for the purchase of 1,000,000 shares of the Company’s common stock at a price per share of $0.01 in exchange for future services to be rendered to the Company as measured by certain performance criteria. The shares are subject to a repurchase option and vest in two tranches of 500,000 shares each, upon achievement of the performance target or upon a triggering event as defined.

To appropriately account for this stock purchase, the Company determined the fair value of the common stock on the date of purchase as well as the likelihood of achievement of each of the performance conditions included in the agreement. The valuation methodology utilized in determining fair value relied on the PWERM, which incorporates relevant events and expected future exit scenarios for the Company. The exit scenarios included merger and acquisition and initial public offering scenarios. The enterprise value under each scenario was based primarily on the market approach and probability-weighted expected exit values for the Company under each scenario. Similar merger and acquisition transactions and publicly traded companies were utilized within the market approach and appropriate metrics were applied to the Company along with qualitative comparable assessments. The indicated value under the market approach was used as the starting aggregate value for the valuation of these performance-based shares. The Company utilized a Monte Carlo simulation method to determine the fair value of the performance-based shares as of the issuance date. The Monte Carlo simulation method takes into consideration the expected timing of the performance milestones, probability of achieving the milestones and estimated per share common stock prices at expected vesting dates.

The Company determined that the issuance in February 2014 had a deemed fair value lower than the reassessed fair value of the common stock on the date of issuance based upon the PWERM. Since the stock issuance to the founder is tied to certain performance criteria, the Company reviewed the probability of achieving such criteria at February 20, 2014 and December 31, 2014 and determined that it was not probable that the criteria would be met. Therefore, no compensation expense was recorded for this issuance through December 31, 2014. The Company will continue to reassess at each reporting period whether it is probable that either of the two performance criteria will be met, and if and when either are deemed probable, the Company will begin to record compensation expense using the fair value to determine stock-based compensation expense in its financial statements over the period the Company estimates the performance criteria will actually be met. The Company determined that the fair value of the unrecognized expense was approximately $168,000 at February 20, 2014, the grant date. In May 2015, the Company repurchased 633,810 of these shares at a purchase price of $0.00001 per share. In connection with the repurchase, the Company entered into an amendment to the stock purchase agreement to provide that the remaining 366,190 shares will continue to vest in two tranches of 183,095 shares each, upon achievement of the performance target or upon a triggering event as defined, with the pro rata fair value of the expense of $61,566 to be recognized. In October 2015, one of the two triggering events became probable of occurrence; therefore, for the year ended December 31, 2015, the Company recorded $18,407 of stock-based compensation expense, with the remaining expense relating to this event estimated to be recognized through April 2017.

In June 2014, the Company entered into employment agreements with each of its five employees pursuant to which, among other things, each employee agreed to be paid a lower salary during the period of time between the signing of his or her employment agreement and the date of the closing of the Company’s IPO. In exchange for this agreement to receive a lower salary, the Company agreed to issue, on the date of the closing of the IPO, to each of these employees a certain amount of fully vested restricted stock equal to the quotient of (1) the product of 150% of the difference between the employee’s post-IPO salary and his or her pre-IPO salary multiplied by the number of days between the date of the closing of the IPO and the date of execution of the employee’s employment agreement, divided by (2) the product of 365 multiplied by the closing sales price of the Company’s common stock on the date of the closing of the IPO. Since the likelihood of an IPO was deemed to be less than probable as of December 31, 2014, the Company determined that it was not required to record the liability, which, as of December 31, 2014, would have been $520,476, with respect to the potential issuance of these shares of fully vested restricted stock as of December 31, 2014, as it was less than probable that the Company would be required to issue such shares of fully vested restricted stock. Upon the closing of the IPO in May 2015, the Company issued 56,997 shares, net of shares withheld for taxes, in accordance with these agreements.

In September 2014, the Company entered into a stock repurchase agreement (the “Stock Repurchase Agreement”) with each of its existing stockholders. Pursuant to the Stock Repurchase Agreement, the Company agreed to repurchase prior to the completion of the IPO, on a pro rata basis from each of the holders of its outstanding common stock, shares of the Company’s common stock from these stockholders at a purchase price of $0.00001 per share. The number of shares of common stock that the Company will repurchase pursuant to the Stock Repurchase Agreement and prior to the completion of the IPO is based on a formula in accordance with the Stock Repurchase Agreement. In accordance with this agreement, on May 4, 2015, the Company repurchased an aggregate of 3,802,859 shares of its common stock from its stockholders at a price of $0.00001 per share for an aggregate purchase price of $38.

On April 8, 2015, the Company entered into a Second Amendment to Master License Agreement with Ligand, pursuant to which the parties agreed to revise (1) the calculations used to determine the number of securities to be issued to Ligand upon the closing of the IPO, and (2) certain of the royalty percentages payable by the Company to Ligand based on worldwide annual net sales of the products licensed under the Master License Agreement.

Further, on April 8, 2015, the Company and Ligand entered into a First Amendment to Loan and Security Agreement with Ligand (the “Loan Amendment”), pursuant to which the parties agreed to amend, among other things, the timing of Ligand’s conversion rights under the Secured Convertible Promissory Note issued to Ligand on May 21, 2014 (the “Ligand Note”) following certain Company transactions. Under the terms of the Loan Amendment, following the consummation of the earlier to occur of (1) a bona fide capital financing transaction or series of financing transactions with one or more financial non-strategic investors resulting in aggregate net proceeds to the Company of at least $20,000,000 and pursuant to which the Company issues shares of its equity securities, (2) a firmly underwritten public offering pursuant to the Securities Act of 1933, as amended, on Form S-1 or Form S-3, or any successor forms, or (3) May 4, 2016 (the one year anniversary of the closing of the IPO), Ligand may elect to convert the Ligand Note into shares of the Company’s common stock and/or cash in an amount equal to 200% of the principal amount of the loan plus all accrued and previously unpaid interest thereon. Additionally, pursuant to the Loan Amendment, Ligand has agreed that it will not, until the earlier of (A) 270 days from the date of conversion of the Ligand Note or (B) April 28, 2016 (one year following the date of the prospectus filed with the SEC relating to the IPO), sell or otherwise transfer or dispose of the shares of common stock issuable upon conversion of the Ligand Note.

On May 4, 2015, the Company completed the IPO pursuant to a Registration Statement on Form S-1 that was declared effective on April 28, 2015. In the IPO, the Company sold 3,000,000 shares of its common stock at an initial public offering price of $8.00 per share. The underwriters for the IPO had 30 days to exercise an over-allotment option to purchase up to an additional 450,000 shares at the initial public offering price, less the underwriting discount. Upon the closing of the IPO, on May 4, 2015, the Company raised a total of $19,100,500 in net proceeds after deducting underwriting discounts, commissions and other offering expenses of $4,899,500. These costs have been recorded as a reduction of the proceeds received in arriving at the amount to be recorded in additional paid-in capital upon completion of the IPO.

On April 28, 2015, the date of the execution and delivery of the underwriting agreement for the IPO, the Company granted stock options to purchase an aggregate of 83,144 shares of the Company’s common stock to the non-employee directors of the Company.

Upon the closing of the IPO in May 2015, the Company (1) converted $27,422,872 of accrued license fees as of May 4, 2015 into an aggregate of 3,427,859 shares of the Company’s common stock issued to Ligand and Metabasis Therapeutics, Inc., a wholly-owned subsidiary of Ligand (“Metabasis”) pursuant to the Master License Agreement; (2) incurred a non-cash interest charge of $4,421,338 at the time of conversion of the accrued license fees, relating to the difference between the carrying amounts of the $24,826,374 of accrued license fees and the fair market value of the shares issued in the IPO; (3) converted $310,350 of the Company’s convertible notes payable plus interest of $24,276 as of May 4, 2015 into 57,046 shares of the Company’s common stock; (4) incurred a beneficial conversion charge of $121,786; and (5) issued an aggregate of 422,879 shares of the Company’s common stock and granted options to purchase an aggregate of 206,000 shares of the Company’s common stock to its employees, directors and a consultant of the Company pursuant to employment agreements, offer letters and a consulting agreement.

On May 26, 2015, the underwriters for the IPO exercised their full over-allotment option to purchase an additional 450,000 shares of the Company’s common stock at $8.00 per share, less the underwriting discount. On May 28, 2015, the Company sold the 450,000 shares to the underwriters pursuant to the over-allotment option and received additional net proceeds of $3,225,866 after deducting underwriting discounts, commissions and other offering expenses of $374,134. Upon the closing of the over-allotment option, pursuant to the Master License Agreement, on May 28, 2015, the Company issued an additional aggregate of 228,105 shares of its common stock to Ligand and Metabasis.

During the year ended December 31, 2015, and in accordance with the Company’s 2014 Employee Stock Purchase Plan (the “ESPP”), the Company issued an aggregate of 5,711 shares of its common stock to certain employees.